Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 5,139	$ 5,018	$ 15,825	$ 14,638
Non-interest income	7,781	6,526	20,264	19,994
Total revenue	12,920	11,544	36,089	34,632
Provision for credit losses	675	425	3,924	1,365
Insurance policyholder benefits, claims and acquisition expense	1,785	1,046	3,222	3,431
Non-interest expense	6,380	5,992	18,700	17,820
Net income (loss) before income taxes	4,080	4,081	10,243	12,016
Income taxes (recoveries)	879	818	2,052	2,351
Net income	3,201	3,263	8,191	9,665
Non-interest expense includes:
Depreciation and amortization	651	456	1,928	1,352
Total assets	1,683,134		1,683,134		$ 1,428,935
Total liabilities	1,596,760		1,596,760		1,345,310
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,079	3,221	9,454	9,415
Non-interest income	1,269	1,325	3,904	3,882
Total revenue	4,348	4,546	13,358	13,297
Provision for credit losses	527	341	2,575	1,061
Non-interest expense	1,985	1,959	5,916	5,761
Net income (loss) before income taxes	1,836	2,246	4,867	6,475
Income taxes (recoveries)	469	582	1,282	1,691
Net income	1,367	1,664	3,585	4,784
Non-interest expense includes:
Depreciation and amortization	227	159	684	469
Total assets	497,974		497,974		481,720
Total liabilities	497,990		497,990		481,745
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	699	773	2,174	2,248
Non-interest income	2,465	2,256	6,978	6,708
Total revenue	3,164	3,029	9,152	8,956
Provision for credit losses	74	27	163	83
Non-interest expense	2,361	2,183	6,900	6,551
Net income (loss) before income taxes	729	819	2,089	2,322
Income taxes (recoveries)	167	180	480	501
Net income	562	639	1,609	1,821
Non-interest expense includes:
Depreciation and amortization	223	144	656	443
Total assets	123,461		123,461		106,579
Total liabilities	123,423		123,423		106,770
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	2,212	1,463	4,403	4,557
Total revenue	2,212	1,463	4,403	4,557
Provision for credit losses			1
Insurance policyholder benefits, claims and acquisition expense	1,785	1,046	3,222	3,431
Non-interest expense	140	149	441	453
Net income (loss) before income taxes	287	268	739	673
Income taxes (recoveries)	71	64	162	149
Net income	216	204	577	524
Non-interest expense includes:
Depreciation and amortization	14	12	43	35
Total assets	21,627		21,627		19,012
Total liabilities	21,544		21,544		19,038
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	89	(16)	221	(81)
Non-interest income	395	577	1,569	1,860
Total revenue	484	561	1,790	1,779
Provision for credit losses	(4)	1	10	1
Non-interest expense	388	411	1,182	1,217
Net income (loss) before income taxes	100	149	598	561
Income taxes (recoveries)	24	31	153	131
Net income	76	118	445	430
Non-interest expense includes:
Depreciation and amortization	56	36	160	105
Total assets	259,248		259,248		144,406
Total liabilities	259,188		259,188		144,378
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,335	1,018	3,952	2,980
Non-interest income	1,413	1,016	3,657	3,321
Total revenue	2,748	2,034	7,609	6,301
Provision for credit losses	78	56	1,174	221
Non-interest expense	1,471	1,269	4,197	3,788
Net income (loss) before income taxes	1,199	709	2,238	2,292
Income taxes (recoveries)	250	56	302	210
Net income	949	653	1,936	2,082
Non-interest expense includes:
Depreciation and amortization	131	105	385	300
Total assets	733,023		733,023		634,313
Total liabilities	733,550		733,550		634,126
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(63)	22	24	76
Non-interest income	27	(111)	(247)	(334)
Total revenue	(36)	(89)	(223)	(258)
Provision for credit losses			1	(1)
Non-interest expense	35	21	64	50
Net income (loss) before income taxes	(71)	(110)	(288)	(307)
Income taxes (recoveries)	(102)	(95)	(327)	(331)
Net income	31	$ (15)	39	$ 24
Non-interest expense includes:
Total assets	47,801		47,801		42,905
Total liabilities	$ (38,935)		$ (38,935)		$ (40,747)